Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
23.	SUBSEQUENT EVENTS

The Company has evaluated all events subsequent to the balance sheet date of December 31, 2018 through April 25, 2019, the issuance date of these financial statements.

In March 2019, the Company approved the 2019 Noble Talent Share Incentive Plan (“2019 Noble Talent Plan”) which provides for the grant of options to eligible employees of the Group. Under 2019 Noble Talent Plan, the maximum aggregate number of shares that may be issued shall not exceed 8,879,986.